9. INTANGIBLE ASSETS (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2013 CustomerContractsMember	Sep. 30, 2012 CustomerContractsMember	Jun. 29, 2012 CustomerContractsMember	Jun. 29, 2011 CustomerContractsMember	Mar. 31, 2013 TechnologyMember	Sep. 30, 2012 TechnologyMember	Jun. 29, 2012 TechnologyMember	Jun. 29, 2011 TechnologyMember
Intangible Assets Gross				$ 983,645	$ 983,645	$ 983,645	$ 983,645	$ 712,500	$ 712,500	$ 712,500	$ 450,000
Less: accumulated amortization	(755,649)	(586,034)	(290,555)
Intangible assets, net	$ 940,496	$ 1,110,111	$ 1,143,090